SCHEDULE OF DILUTED LOSS PER SHARE OF COMMON STOCK (Details) - USD ($)	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (1,569,329)	$ (1,301,864)			$ 157	$ (5,351,178)				$ (2,871,192)	$ (5,351,021)
Basic and diluted loss per share – Class B	$ (0.12)				$ 0.01					$ (0.31)	$ (441.18)
Diluted	$ (0.12)				$ 0.01					$ (0.31)	$ (441.18)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period	13,280,591				12,129					9,276,943	12,129
Diluted	13,280,591				12,129					9,276,943	12,129
Deep Medicine Acquisition Corp [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss			$ (359,954)	$ (270,346)	$ (261,565)		$ 577,351	$ (165,559)	$ (154,420)			$ (891,865)	$ 257,372	$ (400,232)	$ (414,045)
Deep Medicine Acquisition Corp [Member] | Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted loss per share – Class B			$ (0.08)				$ 0.04					$ (0.20)	$ 0.02	$ (0.03)	$ (0.05)
Diluted			$ (0.08)				$ 0.04					$ (0.20)	$ 0.02	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period			4,357,964				12,509,620					4,453,989	13,017,932	10,946,277	5,578,069
Diluted			4,357,964				12,509,620					4,453,989	13,017,932	10,946,277	5,578,069
Deep Medicine Acquisition Corp [Member] | Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Basic and diluted loss per share – Class B							$ 0.04						$ 0.02	$ (0.03)	$ (0.05)
Diluted							$ 0.04						$ 0.02	$ (0.03)	$ (0.05)
Denominator for basic and diluted earnings per share - Weighted-average shares of Class B common stock issued and outstanding during the period							2,884,478						3,070,164	2,313,390	3,162,500
Diluted							2,884,478						3,070,164	2,313,390	3,162,500